Segments and Geographic Information - Revenues, Expenses and Operating Income (Loss) by Market Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Total revenues	$ 1,815	$ 1,588	$ 3,437	$ 3,237	$ 7,017	$ 6,147
Operating expenses:
Total operating expenses	2,752	3,831	6,340	7,545	15,697	13,693
Operating income (loss):
Total operating income (loss)	(937)	(2,243)	(2,903)	(4,308)	(8,680)	(7,546)
Cosmeceutical Market [Member]
Revenues:
Total revenues	884	746	1,725	1,549	3,507	3,204
Operating expenses:
Total operating expenses	777	785	1,489	1,573	3,253	2,914
Operating income (loss):
Total operating income (loss)	107	(39)	236	(24)	254	290
Biomedical Market [Member]
Revenues:
Total revenues	931	842	1,712	1,688	3,510	2,943
Operating expenses:
Total operating expenses	659	658	1,299	1,364	2,749	2,579
Operating income (loss):
Total operating income (loss)	272	184	413	324	761	364
Therapeutic Market [Member]
Operating expenses:
Total operating expenses	1,316	2,388	3,552	4,608	9,695	8,200
Operating income (loss):
Total operating income (loss)	$ (1,316)	$ (2,388)	$ (3,552)	$ (4,608)	$ (9,695)	$ (8,200)